INVENTORIES	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 5   INVENTORIES
Inventories are comprised of the following:
	December 31,
	2015	2014
	U.S. dollars in thousands
Raw materials	3,566	2,070
Work in process	1,134	9
Finished goods and spare parts	37,976	15,547
Total	42,676	17,626

Inventory of  $646 thousand, $156 thousand and $23 thousand was written down, as a component of cost of revenues, in the years ended December 31, 2015, 2014 and 2013, respectively.